S-K 1603(a) SPAC Sponsor	Jun. 09, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Name	Florida limited liability company
SPAC Sponsor Business, General Character [Text Block]	Eric Newman is the manager of our sponsor, American Ventures Sponsor I LLC, and Mr. Newman has sole voting and investment discretion with respect to the securities held by the sponsor. American Ventures LLC, Series XLII Sponsor 1 is a member of our sponsor holding [ ]% of our issued and outstanding shares of common stock and Eric Newman is the control person of American Ventures LLC, Series XLII Sponsor 1. Kyle Wool has an ownership interest in American Ventures LLC, Series XLII Sponsor 1.In addition, certain of our officers, independent directors and members of our advisory board have received or will receive for their services as a director or an advisory board member an indirect interest in the founder shares through membership interests in our sponsor.